Note 8 - Staff Numbers and Costs - Key Management Personnel Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 388	$ 2,354	$ 2,281	$ 3,014
Social security costs	28	176	217	194
Pension contributions	13	45	64	39
Equity incentives	27	130
Short-term compensated absences			13	101
Total	$ 456	$ 2,705	$ 2,575	$ 3,348